General (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss for the year		$ 752	$ 248
Negative cash flow from operating activities		(402)	(72)
Accumulated deficit		(1,480)	(728)
Proceeds from private placement		$ 1,955
Subsequent Event [Member]
Proceeds from private placement	$ 3,525